Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2019
Registrant Name	Calvert Management Series
Central Index Key	0000319676
Amendment Flag	false
Document Creation Date	Jan. 28, 2020
Document Effective Date	Feb. 01, 2020
Prospectus Date	Feb. 01, 2020
Entity Inv Company Type	N-1A
Calvert Floating-Rate Advantage Fund | Class A
Risk/Return:
Trading Symbol	CFOAX
Calvert Floating-Rate Advantage Fund | Class I
Risk/Return:
Trading Symbol	CFOIX
Calvert Floating-Rate Advantage Fund | Class R6
Risk/Return:
Trading Symbol	CFORX